Goodwill (Tables)	12 Months Ended
Feb. 29, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the years ended February 28, 2019 and February 29, 2020 consisted of the following:

	As at
	February 28, 2019	February 29, 2020
	RMB	RMB	USD
Balance at beginning of the year
Goodwill	557	150,332	21,505
Accumulated impairment loss	—	(557)	(80)
	557	149,775	21,425
Goodwill acquired during the year	149,775	—	—
Impairment losses	(557)	(114,612)	(16,395)
Balance at ending of the year
Goodwill	150,332	150,332	21,505
Accumulated impairment loss	(557)	(115,169)	(16,475)
	149,775	35,163	5,030